Financial instruments and fair value measurement - Financial assets (Details) - USD ($) $ in Millions		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Assets
Non-current derivative financial instruments		$ 1,020		$ 648		$ 559
Non-current financial investments		6,839		5,616		3,441
Non-current prepayments and financial receivables		2,073		1,379		1,291
Trade and other receivables		10,819		13,590		13,204
Current prepayments and financial receivables	[1]	3,885		6,084		5,300
Current derivative financial instruments		667		1,024		1,378
Current financial investments		14,297		15,335
Cash and cash equivalents	[2]	5,036	[1]	5,903	[1]	$ 8,070	[1]	$ 9,451
Total		44,636		49,580
Non-financial assets
Assets
Non-current prepayments and financial receivables		1,355		636
Current prepayments and financial receivables		1,159		1,216
Total		2,514		1,852
Amortised cost
Assets
Non-current financial investments		86		98
Non-current prepayments and financial receivables		718		743
Trade and other receivables		10,819		13,590
Current prepayments and financial receivables		2,726		4,868
Current financial investments		12,884		14,991
Cash and cash equivalents		2,800		4,625
Total		30,034		38,915
Fair value through profit or loss
Assets
Non-current derivative financial instruments		1,020		648
Non-current financial investments		6,752		5,519
Current derivative financial instruments		667		1,024
Current financial investments		1,413		344
Cash and cash equivalents		2,236		1,278
Total		$ 12,088		$ 8,813

[1]
1) Amounts as at 1 January 2024 and 31 December 2024 have been restated due to a change in classification of cash collaterals for commodity derivative transactions. For more information see note 2 Accounting policies.

[2]
1) As from 2025, cash flows related to collaterals for commodity derivative transactions are presented on a separate line within operating activities, Cash collaterals for commodity derivative transactions. In previous periods, these were included as part of Cash and cash equivalents. Comparative figures have been restated accordingly. See the restatement table in note 2 Accounting policies.